Revenue and operating expenses (Tables)	12 Months Ended
Dec. 31, 2021
Revenue and operating expenses
Schedule of revenue and operating expenses

	2021		2020	2019

Kitchen and food preservation	Ps.	3,274,245	2,532,420	1,229,148
Home solutions		2,312,675	1,456,666	529,551
Bedroom		1,603,930	826,965	275,722
Bathroom		1,214,524	842,724	441,093
Laundry & Cleaning		823,880	828,473	318,782
Tech & mobility		767,614	773,160	290,366
Internet, telephone services and equipment		19,030	—	—
Interest income		12,498	—	—
Clothes and shoes		11,272	—	—

	Ps.	10,039,668	7,260,408	3,084,662

Schedule of operating expenses by nature

	2021		2020	2019

Cost of personnel services and other employee benefits	Ps.	621,519	564,213	423,956
Promotions for the sales force		503,291	172,177	26,311
Distribution costs		463,762	331,023	121,155
Sales catalog		425,814	247,250	128,687
Packing materials		201,006	112,512	58,361
Impairment loss on trade accounts receivables		198,495	57,627	22,512
Events, marketing and advertising		109,822	19,237	37,848
Depreciation and amortization		82,122	43,688	38,394
Commissions and professional fees		69,954	61,403	13,577
Rent expense		52,660	22,451	17,663
Bank fees		34,335	23,965	15,436
Travel expenses		11,258	13,522	18,835
Other		201,758	179,987	68,853

	Ps.	2,975,796	1,849,055	991,588